Derivative financial instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Derivative financial instruments
Current asset portion	$ 1,869,361	$ 1,470,326
Non-Current asset portion		120,638
Derivative financial assets (liabilities)	1,869,361	1,590,964
FXSs
Derivative financial instruments
Current asset portion	570,371	1,470,326
Non-Current asset portion		$ 120,638
Derivative financial assets (liabilities)	600,000
FFAs
Derivative financial instruments
Current asset portion	1,298,990
Derivative financial assets (liabilities)	$ 1,300,000